Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interests (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Noncontrolling Interest [Abstract]
Net loss attributable to redeemable noncontrolling interests in the OP	$ (16,515)
Contributions from redeemable noncontrolling interests in the OP	251,929
Distributions to redeemable noncontrolling interests in the OP	(2,019)
Redeemable noncontrolling interests in the OP, March 31, 2020	$ 233,395